Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	7.64%	9.72%	9.98%
Mortality table	AT-2000	AT-2000
Turnover	Itaú Experience 2008/2010	Itaú Experience 2008/2010
Growth of the pension fund benefits	4.00%	4.00%
Inflation	4.00%	4.00%
Actuarial method	Projected Unit Credit	Projected Unit Credit
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	4.00%	4.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	7.12%	7.12%